Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.7%
	AUSTRALIA — 3.9%
91,184	ALS Ltd.	$697,510
47,232	Altium Ltd.	1,113,979
318,980	Boral Ltd.	1,184,529
40,918	Carsales.com Ltd.	615,957
4,510	CSL Ltd.	940,232
192,126	Harvey Norman Holdings Ltd.	787,162
34,358	IDP Education Ltd.	605,780
25,502	Woolworths Group Ltd.	799,484
		6,744,633
	BELGIUM — 0.3%
4,838	Solvay S.A.	552,738
	CANADA — 3.1%
39,442	CAE, Inc.	889,417
13,284	Descartes Systems Group, Inc.*	810,902
8,200	Enghouse Systems Ltd.	376,926
21,976	George Weston Ltd.	1,592,312
8,200	Loblaw Cos. Ltd.	396,375
13,940	Open Text Corp.	624,372
39,852	Suncor Energy, Inc.	666,724
		5,357,028
	CZECH REPUBLIC — 0.1%
24,272	Avast PLC[1]	157,386
	DENMARK — 1.6%
4,838	Chr Hansen Holding A/S*	439,861
4,264	Coloplast A/S - Class B	638,973
13,612	Demant A/S*	490,939
10,742	GN Store Nord A/S	824,688
10,496	H Lundbeck A/S	375,813
		2,770,274
	FINLAND — 0.7%
66,256	Stora Enso Oyj - R Shares	1,207,416
	FRANCE — 3.2%
4,264	Air Liquide S.A.	699,345
18,860	Cie de Saint-Gobain*	941,267
4,510	Cie Generale des Etablissements Michelin	624,081
4,100	Dassault Systemes S.E.	820,634
4,018	EssilorLuxottica S.A.	571,132
5,740	Pernod Ricard S.A.	1,085,778

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
16,236	Sanofi - ADR	$766,501
		5,508,738
	GERMANY — 4.0%
5,740	Continental AG	807,186
5,740	Fresenius Medical Care A.G. & Co. KGaA	465,832
10,086	HeidelbergCement AG	747,707
5,822	Merck KGaA	973,973
13,366	Nemetschek S.E.	945,072
5,330	Puma S.E.*	523,084
820	Rational AG	790,499
6,478	Siemens AG	1,006,903
3,198	Siemens Energy A.G.*	118,811
4,838	Symrise AG	603,638
		6,982,705
	IRELAND — 0.8%
3,936	Flutter Entertainment PLC*	736,420
8,610	Kingspan Group PLC*	585,776
		1,322,196
	ISRAEL — 0.8%
129,396	ICL Group Ltd.	697,687
2,296	Nice Ltd. - Spon. ADR*	599,899
		1,297,586
	ITALY — 1.9%
108,896	Davide Campari-Milano S.p.A.	1,174,275
1,640	Ferrari N.V.	341,415
14,678	Interpump Group S.p.A.	660,509
206,722	Iren S.p.A.	510,832
11,972	Moncler S.p.A.*	677,932
		3,364,963
	JAPAN — 36.5%
8,200	ABC-Mart, Inc.	466,020
65,600	Amada Co., Ltd.	736,234
16,400	Asahi Intecc Co., Ltd.	538,861
49,200	Asics Corp.	865,153
8,200	Bandai Namco Holdings, Inc.	700,284
16,400	Benesse Holdings, Inc.	315,954
41,000	Brother Industries Ltd.	910,894
24,600	Calbee, Inc.	727,227
32,800	Canon, Inc.	718,846
16,400	Capcom Co., Ltd.	1,032,294
32,800	Casio Computer Co., Ltd.	579,588

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
8,200	CyberAgent, Inc.	$514,580
65,600	Daicel Corp.	498,133
16,400	Denso Corp.	909,640
24,600	Ebara Corp.	848,235
16,400	Fancl Corp.	602,302
24,600	Fuji Electric Co., Ltd.	978,643
65,600	Fuji Media Holdings, Inc.	761,297
16,400	FUJIFILM Holdings Corp.	937,837
8,200	Fujitsu Ltd.	1,254,730
42,312	GungHo Online Entertainment, Inc.*	1,056,032
16,400	Hamamatsu Photonics KK	950,838
8,200	Harmonic Drive Systems, Inc.	613,267
8,200	Hisamitsu Pharmaceutical Co., Inc.	490,300
16,400	Hitachi Construction Machinery Co., Ltd.	476,202
8,200	Horiba Ltd.	534,944
49,200	Infomart Corp.	422,003
41,000	Japan Airlines Co., Ltd.*	729,576
8,200	Japan Airport Terminal Co., Ltd.	430,775
8,200	Justsystems Corp.	596,819
24,600	Kaneka Corp.	882,306
8,200	Kao Corp.	595,018
41,000	Kewpie Corp.	945,356
41,000	Komatsu Ltd.	1,120,994
24,600	Konami Holdings Corp.	1,503,797
49,200	K's Holdings Corp.	666,840
16,400	Kyocera Corp.	1,049,368
24,600	Kyowa Kirin Co., Ltd.	728,402
16,400	Lion Corp.	375,479
16,400	M3, Inc.	1,380,203
16,400	Mabuchi Motor Co., Ltd.	675,142
16,400	Mani, Inc.	434,065
16,400	Matsumotokiyoshi Holdings Co., Ltd.	649,296
8,200	Mercari, Inc.*	394,747
16,400	MISUMI Group, Inc.	533,378
98,400	Mitsubishi Chemical Holdings Corp.	671,445
4,100	Morinaga & Co., Ltd.	163,107
24,600	Nexon Co., Ltd.	748,374
32,800	NGK Spark Plug Co., Ltd.	608,411
8,200	Nihon Kohden Corp.	244,367
16,400	Nihon M&A Center, Inc.	952,405
16,400	Nihon Unisys Ltd.	623,449
41,000	Nippon Television Holdings, Inc.	470,720
16,400	Nissan Chemical Corp.	933,607

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
8,200	Nitto Denko Corp.	$741,716
24,600	Nomura Research Institute Ltd.	830,613
8,200	NS Solutions Corp.	262,773
82,000	Oji Holdings Corp.	495,000
24,600	Olympus Corp.	443,973
32,800	Ono Pharmaceutical Co., Ltd.	979,034
32,800	Pan Pacific International Holdings Corp.	736,234
24,600	Park24 Co., Ltd.*	468,057
16,400	Persol Holdings Co., Ltd.	306,869
8,200	Pigeon Corp.	368,900
24,600	Pola Orbis Holdings, Inc.	491,789
16,400	Rohto Pharmaceutical Co., Ltd.	479,335
16,400	Ryohin Keikaku Co., Ltd.	391,770
73,800	Sanwa Holdings Corp.	840,246
8,200	Sawai Pharmaceutical Co., Ltd.	374,383
8,200	SCSK Corp.	455,838
16,400	Shimadzu Corp.	624,232
32,800	Showa Denko KK	782,288
32,800	Skylark Holdings Co., Ltd.*	537,294
8,200	SMS Co., Ltd.	304,284
229,600	Sumitomo Chemical Co., Ltd.	1,081,167
90,200	Sumitomo Rubber Industries Ltd.	827,088
16,400	Suntory Beverage & Food Ltd.	572,539
16,400	Suzuki Motor Corp.	737,487
49,200	Takara Holdings, Inc.	572,383
24,600	TBS Holdings, Inc.	478,630
16,400	Toho Co., Ltd.	633,631
16,400	Toho Gas Co., Ltd.	963,370
16,400	TOTO Ltd.	906,977
8,200	Toyo Suisan Kaisha Ltd.	404,145
16,400	Trend Micro, Inc.*	899,145
24,600	Tsumura & Co.	800,067
8,200	Workman Co., Ltd.	677,492
32,800	Yakult Honsha Co., Ltd.	1,672,974
16,400	Yaskawa Electric Corp.	839,620
32,800	Yokogawa Electric Corp.	706,471
24,600	Zensho Holdings Co., Ltd.	678,823
		62,914,421
	NETHERLANDS — 2.3%
3,362	ASML Holding N.V. - NY Reg. Shs.	1,795,846
5,002	Koninklijke DSM N.V.	875,078
8,200	QIAGEN N.V.*	444,030

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
9,840	Wolters Kluwer N.V.	$818,174
		3,933,128
	NEW ZEALAND — 0.1%
28,864	a2 Milk Co., Ltd.*	240,058
	SINGAPORE — 0.4%
221,400	SATS Ltd.*	642,295
	SPAIN — 0.8%
8,364	Amadeus IT Group S.A. - Class A*	533,881
26,896	Industria de Diseno Textil S.A.	800,234
		1,334,115
	SWEDEN — 4.8%
22,796	AddTech A.B. - B Shares	303,744
16,892	Atlas Copco A.B. - A Shares	923,423
46,084	Dometic Group A.B.*,1	639,214
31,406	Elekta A.B. - Class B	454,283
31,488	Epiroc A.B. - Class A	606,851
27,634	Getinge A.B. - B Shares	715,849
36,408	Hennes & Mauritz AB - B Shares*	782,305
53,300	Husqvarna AB - Class B	663,167
31,242	Sandvik AB*	783,061
28,126	SKF AB - Class B	774,511
61,418	Tele2 A.B. - B Shares	851,538
33,702	Trelleborg AB - Class B*	767,246
		8,265,192
	SWITZERLAND — 2.7%
13,284	Cie Financiere Richemont S.A.	1,237,610
1,476	Geberit A.G.	905,245
9,512	Novartis A.G. - Spon. ADR	860,551
2,460	Roche Holding AG	849,358
246	SGS S.A.	749,116
		4,601,880
	UNITED KINGDOM — 5.3%
14,186	Burberry Group PLC*	334,767
26,486	Coca-Cola HBC A.G.	786,696
159,900	ConvaTec Group PLC[1]	439,589
7,544	Croda International PLC	651,193
96,350	DS Smith PLC*	481,600
38,212	GVC Holdings PLC*	651,186
36,982	IMI PLC	632,765

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
82,082	JD Sports Fashion PLC*	$841,981
984	Meggitt PLC*	5,362
7,216	Reckitt Benckiser Group PLC	614,160
6,560	Renishaw PLC*	540,492
59,860	Sage Group PLC	484,814
15,170	Smith & Nephew PLC - Spon. ADR	641,084
33,128	Smiths Group PLC	645,295
5,166	Spirax-Sarco Engineering PLC	786,010
25,010	Weir Group PLC*	650,814
		9,187,808
	UNITED STATES — 26.4%
6,232	Activision Blizzard, Inc.	567,112
2,542	Adobe, Inc.*	1,166,193
10,168	Advance Auto Parts, Inc.	1,516,456
6,560	Agilent Technologies, Inc.	788,315
3,280	Alexion Pharmaceuticals, Inc.*	502,922
656	Align Technology, Inc.*	344,649
4,838	Amphenol Corp. - Class A	604,169
4,592	Analog Devices, Inc.	676,539
9,184	Apple, Inc.	1,211,921
1,804	Becton, Dickinson and Co.	472,269
8,200	Best Buy Co., Inc.	892,324
246	Booking Holdings, Inc.*	478,305
10,660	Bristol-Myers Squibb Co.	654,844
14,514	Brown-Forman Corp. - Class B	1,040,218
8,200	Check Point Software Technologies Ltd.*	1,047,468
2,132	Cintas Corp.	678,232
9,840	Cisco Systems, Inc.	438,667
2,788	Cooper Cos., Inc.	1,014,944
18,204	Corteva, Inc.	725,611
4,346	Danaher Corp.	1,033,653
3,526	Dollar Tree, Inc.*	358,453
8,200	Dynatrace, Inc.*	340,382
4,756	Eaton Corp. PLC	559,781
8,856	eBay, Inc.	500,453
2,214	Edwards Lifesciences Corp.*	182,832
2,952	Electronic Arts, Inc.	422,726
3,280	Eli Lilly and Co.	682,142
15,334	Emerson Electric Co.	1,216,753
3,116	Expedia Group, Inc.	386,696
2,378	Facebook, Inc. - Class A*	614,309
18,368	Fastenal Co.	837,397

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
8,200	Genuine Parts Co.	$769,816
6,232	Gilead Sciences, Inc.	408,819
11,726	Hasbro, Inc.	1,100,133
1,230	Illumina, Inc.*	524,521
7,380	Intel Corp.	409,664
2,706	Intuit, Inc.	977,488
24,600	Keurig Dr Pepper, Inc.	782,280
1,968	Lam Research Corp.	952,414
2,132	NVIDIA Corp.	1,107,766
2,952	Parker-Hannifin Corp.	781,129
5,330	PayPal Holdings, Inc.*	1,248,872
12,136	PPG Industries, Inc.	1,634,841
4,428	Qorvo, Inc.*	756,657
4,756	QUALCOMM, Inc.	743,268
5,412	Seagate Technology PLC	357,841
14,104	Southwest Airlines Co.	619,730
3,034	Stryker Corp.	670,544
4,674	Synopsys, Inc.*	1,193,973
2,296	Take-Two Interactive Software, Inc.*	460,233
1,968	Thermo Fisher Scientific, Inc.	1,003,090
4,756	Tractor Supply Co.	674,115
1,148	Ulta Beauty, Inc.*	321,165
3,526	Varian Medical Systems, Inc.*	619,060
13,530	Walgreens Boots Alliance, Inc.	679,883
12,628	Western Digital Corp.	712,598
2,296	Workday, Inc. - Class A*	522,409
4,018	Xilinx, Inc.	524,630
7,380	Xylem, Inc.	712,834
11,234	Zimmer Biomet Holdings, Inc.	1,726,329
4,100	Zoetis, Inc.	632,425
		45,585,262
	TOTAL COMMON STOCKS
	(Cost $130,735,327)	171,969,822
	WARRANTS — 0.0%
	SWITZERLAND — 0.0%
26,568	Cie Financiere Richemont S.A., Expiration Date: November 22, 2023	8,661
	TOTAL WARRANTS
	(Cost $0)	8,661

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2021 (Unaudited)

Value
TOTAL INVESTMENTS — 99.7%
(Cost $130,735,327)	$171,978,483

Other Assets in Excess of Liabilities — 0.3%	481,800
TOTAL NET ASSETS — 100.0%	$172,460,283

ADR –	American Depository Receipt
PLC –	Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,236,189, which respresents 0.72% of total net assets of the Fund.